UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):        [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              KOM Capital Management, LLC(1)
                   Knoll Capital Management, L.P.
Address:           200 Park Avenue
                   Suite 3900
                   New York, New York 10166

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick G. O'Neill
Title:    Chief Operating Officer
Phone:    (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Patrick G. O'Neill, New York, New York, July 11, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

------------------------
(1) During the first Quarter of 2005, certain assets previously managed by Knoll Capital Management, LP were transferred to KOM Capital Management, LLC, an affiliate of Knoll Capital Management, LP. Accordingly, Knoll Capital Management, LP and KOM Capital Management, LLC are making a joint filing as relating to the respective assets over which each of them currently exercises the investment discretion.

                             FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:  0



Form 13F Information Table Entry Total:  30 Data Records



Form 13F Information Table Value Total:  $224,790,000


List of Other Included Managers:  NONE

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     Column 1                    Column 2       Column 3   Column 4       Column 5         Column 6     Column 7       Column 8
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   NAME OF ISSUER                TITLE OF        CUSIP        VALUE    SHRS   SH/  PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
                                  CLASS                     (x$1000)    OR    PRN  CALL   DISCRETION    MANAGERS   ----------------
                                                                       PRN                                         SOLE  SHARED NONE
                                                                       AMT
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
Acacia Research Corp.              COM          003881307      1550    274300  SH            SOLE                   274300
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Alfacell Corp.                     COM          015404106      4380   2223180  SH            SOLE                  2223180
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American Pharmaceuticals Ptn       COM          02886P109     58851   1137432  SH            SOLE                  1137432
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Ampex Corp.                        COM          032087108     12040    301000  SH            SOLE                   301000
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Antigenics Inc.                    COM          0327032109      744    111000  SH            SOLE                   111000
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Ashland Inc. Corp                  CALL         044204905      2879      3146      CALL      SOLE                     3146
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ATP Oil and Gas Corp               COM          00208J108     29114   1345400  SH            SOLE                   1345400
-----------------------------------------------------------------------------------------------------------------------------------
Bioveris Corp.                     COM          090676107      5150    975300  SH            SOLE                    975300
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake                         CALL         165159904      1350      3000      CALL      SOLE                      3000
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Coeur D Alene Mines Corp.          COM          192108108      1368    372800  SH            SOLE                    372800
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Comforce Corp.                     COM          20038K109       473    215200  SH            SOLE                    215200
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Creative Technology Ltd ORD        ORD          Y1775U107      3851    397000  SH            SOLE                    397000
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Discovery Laboratories Inc.        COM          254668106      3267    580257  SH            SOLE                     580257
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Flamel Technologies SA         SPONSORED ADR    338488109     21071   1628374  SH            SOLE                    1628374
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Gammon Lakes Resources Inc.        COM          364915108       865    148400  SH            SOLE                     148400
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Goldcorp Inc.                      COM          380956409      3148    221500  SH            SOLE                     221500
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Hecla Mining Co.                   COM          422704106      6445   1176100  SH            SOLE                    1176100
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Hythiam Inc                        COM          44919F104     13085   1532200  SH            SOLE                    1532200
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International Displayworks         COM          459412102      9753   1023400  SH            SOLE                    1023400
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Ionatron Inc.                      COM          462070103      3049    366900  SH            SOLE                     366900
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I-Trax Inc.                        COM          45069D203       552    375820  SH            SOLE                     375820
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Mikohn Gaming                      COM          59862K108      1130     90000  SH            SOLE                      90000
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Newmont Mining Corp.               COM          651639106      4225    100000  SH            SOLE                     100000
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Nexmed Inc.                        COM          652903105       495    437700  SH            SOLE                     437700
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Pacificare Health Systems Inc.     COM          695112102     25796    453200  SH            SOLE                     453200
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Parker Drilling Co                 COM          701081101      3307    575100  SH            SOLE                     575100
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Radiologix Inc.                    COM          75040K109       571    133000  SH            SOLE                     133000
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Syntroleum Corp.                   COM          871630109      2321    189600  SH            SOLE                     189600
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Unocal Corp.                       CALL         915289902      2840      4000      CALL      SOLE                       4000
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US Energy Corp. WYO                COM          911805109      1120    187283  SH            SOLE                     187283
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